UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07265

                           OPPENHEIMER ENTERPRISE FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             Oppenheimerfunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: August 31

                    Date of reporting period: August 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Software                                                                    9.6%
--------------------------------------------------------------------------------
Biotechnology                                                               8.4
--------------------------------------------------------------------------------
Communications Equipment                                                    8.4
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                    7.0
--------------------------------------------------------------------------------
Health Care Providers & Services                                            5.4
--------------------------------------------------------------------------------
Diversified Financial Services                                              5.1
--------------------------------------------------------------------------------
Specialty Retail                                                            5.0
--------------------------------------------------------------------------------
Oil & Gas                                                                   4.9
--------------------------------------------------------------------------------
Internet Software & Services                                                4.8
--------------------------------------------------------------------------------
Health Care Equipment & Supplies                                            4.5

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2005, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Microsoft Corp.                                                             3.2%
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                                              3.2
--------------------------------------------------------------------------------
Amgen, Inc.                                                                 3.1
--------------------------------------------------------------------------------
Best Buy Co., Inc.                                                          3.0
--------------------------------------------------------------------------------
American Express Co.                                                        3.0
--------------------------------------------------------------------------------
Broadcom Corp., Cl. A                                                       2.7
--------------------------------------------------------------------------------
Amerada Hess Corp.                                                          2.5
--------------------------------------------------------------------------------
EMC Corp.                                                                   2.5
--------------------------------------------------------------------------------
Autodesk, Inc.                                                              2.5
--------------------------------------------------------------------------------
Apache Corp.                                                                2.4

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2005, and are based on net assets.

For more current Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


                         7 | OPPENHEIMER ENTERPRISE FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology                         35.5%

   Software                                     9.6

   Communications Equipment                     8.3

   Semiconductors & Semiconductor Equipment     7.0

   Internet Software & Services                 4.8

   Computers & Peripherals                      4.3

   IT Services                                  1.5

Health Care                                    20.4

Consumer Discretionary                         19.1

Industrials                                     8.5

Energy                                          6.8

Financials                                      6.4

Consumer Staples                                2.1

Telecommunication Services                      1.2

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2005, and are based on total market value of common stocks.
--------------------------------------------------------------------------------


                         8 | OPPENHEIMER ENTERPRISE FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED AUGUST 31, 2005, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. Over the 12-months ended August 31, 2005, the Fund produced highly competitive performance relative to its benchmark. Strong stock selection within the consumer discretionary and technology sectors contributed to performance. As not all holdings performed well, the most significant weakness came from the health care and financials sectors.

      We increased the Fund's holdings, it now holds 60 stocks at the regulatory period end, and brought the market capitalization weight down.

      The Fund's investment strategy focuses on growth companies with strong growth prospects, regardless of their market capitalization range. We target companies that we believe are distinguished by proven management, innovative products or services, demonstrated outperformance among other growth companies, strong earnings and revenue growth, and sustainable growth rates.

      During the reporting period we identified companies with these characteristics within the consumer discretionary and information technology sectors. Within the consumer discretionary sector, specialty retailers Urban Outfitters, Inc., Chico's and Best Buy Co., Inc. all contributed to the Fund's performance. Urban Outfitters, Inc., a fashion retailer for young women and men, benefited from strong management, low cost overseas manufacturing and trendy fashion designs. Women's clothing retailer Chico's FAS benefited from extremely strong same-store sales growth. We believe the stock's valuation became too expensive and sold our position. Best Buy Co., Inc., a leading U.S. consumer electronics outlet, benefited from a combination of significant margin expansion and strong demand for high definition televisions.

      Strong stock selection also benefited the information technology sector. Marvell Technology Group Ltd., a semiconductor manufacturer serving the disk drive markets benefited from high demand for its products. We believe the stock out priced itself and we sold our position. Two other semiconductor companies that performed well were Texas Instruments, Inc. and Broadcom Corp., Cl. A. In software, Autodesk, Inc., the leading maker of computer-aided-design software used by architects and design engineers produced strong results for the Fund. A strong management team as well as the popularity of its three-dimensional modeling tool helped Autodesk.

      Not all of the Fund's technology holdings proved successful. Avaya, Inc., a communication equipment and software company, disappointed during the period. We continue to hold the stock, as we believe the company maintains a competitive advantage in the


                         9 | OPPENHEIMER ENTERPRISE FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

market it serves. Additional detractors from performance included pharmaceutical companies Pfizer, Inc. and Elan. Pfizer's stock plummeted as investors worried that the company's pain-management drug, Celebrex, might face similar safety concerns as those faced by Vioxx, which led rival Merck to pull the drug from the market. Elan's troubled performance resulted after the company pulled its multiple sclerosis drug, Tysabri, from the market because of safety concerns. In response, we sold our position in Elan, though not soon enough, to escape a loss for the Fund. Within the financials sector, Aflac, Inc. disappointed. Aflac, a leading seller of supplemental life and health insurance policies in the U.S. and Japan, faced changes in its Japanese competitive landscape as well as management issues in the U.S. Lastly, during the reporting period, the Fund received a special dividend of $3 per share from Microsoft Corp. This special dividend represented a significant portion of the current period's income. The stocks mentioned in this discussion should not be construed as investment recommendation. The Fund may or may not continue to hold these securities.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until August 31, 2005. In the case of Class A, Class B, and Class C shares, performance is measured from the inception date of November 7, 1995; in the case of Class N shares, from the inception of the Class on March 1, 2001, and in the case of Class Y shares, from the inception of the Class on April 1, 1999. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C, and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund has changed its secondary benchmark index from the Russell 2000 Index to the Russell 3000 Growth Index. The Fund believes that the Russell 3000 Growth Index, a multi-cap index, is a more appropriate benchmark reflecting the types of multi-cap securities in which the Fund invests. The Fund will continue to compare its performance to the Standard & Poor's (S&P) 500 Index.

      The Fund's performance is compared to the performance of the S&P 500 Index, the Russell 3000 Growth Index, and its previous secondary benchmark, the Russell 2000 Index. The S&P 500 Index is a broad-based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market. The Russell 3000 Growth index is a multi-cap index of U.S. equity securities with greater-than-average growth orientation. The Russell 2000 Index is a capitalization-weighted index of 2,000 U.S. issuers whose common stocks are traded on the New York and American Stock Exchanges and NASDAQ, and is widely recognized as a measure of the performance


                        10 | OPPENHEIMER ENTERPRISE FUND
of mid-capitalization stocks. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the indices.


                        11 | OPPENHEIMER ENTERPRISE FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Enterprise Fund (Class A)

   S&P 500 Index

   Russell 3000 Growth Index

   Russell 2000 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Oppenheimer Enterprise                   Russell 2000   Russell 3000
                          Fund (Class A)       S&P 500 Index       Index      Growth Index
                      ----------------------   -------------   ------------   ------------
  11/07/1995                   9,425               10,000         10,000         10,000
  11/30/1995                  10,848               10,438         10,420         10,394
  02/29/1996                  12,743               11,104         11,017         11,002
  05/31/1996                  16,136               11,669         12,309         11,801
  08/31/1996                  14,590               11,432         11,398         11,303
  11/30/1996                  14,185               13,345         12,141         12,968
  02/28/1997                  14,423               14,007         12,400         13,440
  05/31/1997                  14,200               15,104         13,166         14,506
  08/31/1997                  17,198               16,077         14,698         15,536
  11/30/1997                  17,745               17,149         14,983         16,264
  02/28/1998                  18,993               18,907         16,114         18,140
  05/31/1998                  19,919               19,734         15,963         18,493
  08/31/1998                  16,226               17,382         11,847         16,257
  11/30/1998                  20,007               21,211         13,992         20,347
  02/28/1999                  23,831               22,643         13,835         22,312
  05/31/1999                  26,670               23,884         15,534         22,961
  08/31/1999                  29,587               24,301         15,207         24,056
  11/30/1999                  41,178               25,642         16,183         26,770
  02/29/2000                  58,877               25,299         20,653         30,146
  05/31/2000                  35,624               26,385         17,074         28,615
  08/31/2000                  45,826               28,264         19,336         32,202
  11/30/2000                  26,665               24,559         16,089         23,638
  02/28/2001                  22,968               23,226         17,175         20,515
  05/31/2001                  21,521               23,602         18,045         20,374
  08/31/2001                  19,448               21,375         17,088         17,835
  11/30/2001                  17,884               21,559         16,865         18,470
  02/28/2002                  15,551               21,018         17,234         17,380
  05/31/2002                  14,378               20,336         17,955         16,198
  08/31/2002                  11,614               17,530         14,450         13,838
  11/30/2002                  11,940               18,000         15,077         14,310
  02/28/2003                  11,054               16,253         13,426         12,918
  05/31/2003                  13,504               18,696         16,485         14,908
  08/31/2003                  14,990               19,644         18,652         15,967
  11/30/2003                  15,003               20,715         20,549         16,902
  02/29/2004                  15,629               22,509         22,073         17,949
  05/31/2004                  15,629               22,121         21,479         17,715
  08/31/2004                  14,717               21,892         20,769         16,793
  11/30/2004                  16,594               23,376         24,095         17,957
  02/28/2005                  16,529               24,078         24,176         18,212
  05/31/2005                  17,245               23,942         23,588         18,317
  08/31/2005                  18,275               24,640         25,567         18,983

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 8/31/05

1-Year 17.04%   5-Year -17.77%   Since Inception (11/7/95) 6.33%


                        12 | OPPENHEIMER ENTERPRISE FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Enterprise Fund (Class B)

   S&P 500 Index

   Russell 3000 Growth Index

   Russell 2000 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Oppenheimer Enterprise                   Russell 2000   Russell 3000
                          Fund (Class A)       S&P 500 Index       Index      Growth Index
                      ----------------------   -------------   ------------   ------------
  11/07/1995                  10,000               10,000         10,000         10,000
  11/30/1995                  11,500               10,438         10,420         10,394
  02/29/1996                  13,490               11,104         11,017         11,002
  05/31/1996                  17,060               11,669         12,309         11,801
  08/31/1996                  15,390               11,432         11,398         11,303
  11/30/1996                  14,940               13,345         12,141         12,968
  02/28/1997                  15,151               14,007         12,400         13,440
  05/31/1997                  14,893               15,104         13,166         14,506
  08/31/1997                  18,011               16,077         14,698         15,536
  11/30/1997                  18,538               17,149         14,983         16,264
  02/28/1998                  19,806               18,907         16,114         18,140
  05/31/1998                  20,743               19,734         15,963         18,493
  08/31/1998                  16,853               17,382         11,847         16,257
  11/30/1998                  20,755               21,211         13,992         20,347
  02/28/1999                  24,680               22,643         13,835         22,312
  05/31/1999                  27,568               23,884         15,534         22,961
  08/31/1999                  30,527               24,301         15,207         24,056
  11/30/1999                  42,414               25,642         16,183         26,770
  02/29/2000                  60,531               25,299         20,653         30,146
  05/31/2000                  36,548               26,385         17,074         28,615
  08/31/2000                  46,928               28,264         19,336         32,202
  11/30/2000                  27,255               24,559         16,089         23,638
  02/28/2001                  23,438               23,226         17,175         20,515
  05/31/2001                  21,918               23,602         18,045         20,374
  08/31/2001                  19,769               21,375         17,088         17,835
  11/30/2001                  18,153               21,559         16,865         18,470
  02/28/2002                  15,785               21,018         17,234         17,380
  05/31/2002                  14,594               20,336         17,955         16,198
  08/31/2002                  11,789               17,530         14,450         13,838
  11/30/2002                  12,120               18,000         15,077         14,310
  02/28/2003                  11,220               16,253         13,426         12,918
  05/31/2003                  13,707               18,696         16,485         14,908
  08/31/2003                  15,216               19,644         18,652         15,967
  11/30/2003                  15,229               20,715         20,549         16,902
  02/29/2004                  15,864               22,509         22,073         17,949
  05/31/2004                  15,864               22,121         21,479         17,715
  08/31/2004                  14,938               21,892         20,769         16,793
  11/30/2004                  16,843               23,376         24,095         17,957
  02/28/2005                  16,777               24,078         24,176         18,212
  05/31/2005                  17,505               23,942         23,588         18,317
  08/31/2005                  18,550               24,640         25,567         18,983

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 8/31/05

1-Year 18.19%   5-Year -17.73%   Since Inception (11/7/95) 6.50%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE-INCEPTION RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                        13 | OPPENHEIMER ENTERPRISE FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Enterprise Fund (Class C)

   S&P 500 Index

   Russell 3000 Growth Index

   Russell 2000 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Oppenheimer Enterprise                   Russell 2000   Russell 3000
                          Fund (Class A)       S&P 500 Index       Index      Growth Index
                      ----------------------   -------------   ------------   ------------
  11/07/1995                  10,000               10,000         10,000         10,000
  11/30/1995                  11,500               10,438         10,420         10,394
  02/29/1996                  13,490               11,104         11,017         11,002
  05/31/1996                  17,050               11,669         12,309         11,801
  08/31/1996                  15,390               11,432         11,398         11,303
  11/30/1996                  14,940               13,345         12,141         12,968
  02/28/1997                  15,152               14,007         12,400         13,440
  05/31/1997                  14,883               15,104         13,166         14,506
  08/31/1997                  18,001               16,077         14,698         15,536
  11/30/1997                  18,528               17,149         14,983         16,264
  02/28/1998                  19,807               18,907         16,114         18,140
  05/31/1998                  20,733               19,734         15,963         18,493
  08/31/1998                  16,853               17,382         11,847         16,257
  11/30/1998                  20,745               21,211         13,992         20,347
  02/28/1999                  24,693               22,643         13,835         22,312
  05/31/1999                  27,581               23,884         15,534         22,961
  08/31/1999                  30,541               24,301         15,207         24,056
  11/30/1999                  42,452               25,642         16,183         26,770
  02/29/2000                  60,582               25,299         20,653         30,146
  05/31/2000                  36,587               26,385         17,074         28,615
  08/31/2000                  46,979               28,264         19,336         32,202
  11/30/2000                  27,293               24,559         16,089         23,638
  02/28/2001                  23,464               23,226         17,175         20,515
  05/31/2001                  21,943               23,602         18,045         20,374
  08/31/2001                  19,795               21,375         17,088         17,835
  11/30/2001                  18,163               21,559         16,865         18,470
  02/28/2002                  15,763               21,018         17,234         17,380
  05/31/2002                  14,550               20,336         17,955         16,198
  08/31/2002                  11,732               17,530         14,450         13,838
  11/30/2002                  12,039               18,000         15,077         14,310
  02/28/2003                  11,118               16,253         13,426         12,918
  05/31/2003                  13,559               18,696         16,485         14,908
  08/31/2003                  15,024               19,644         18,652         15,967
  11/30/2003                  15,010               20,715         20,549         16,902
  02/29/2004                  15,610               22,509         22,073         17,949
  05/31/2004                  15,582               22,121         21,479         17,715
  08/31/2004                  14,633               21,892         20,769         16,793
  11/30/2004                  16,461               23,376         24,095         17,957
  02/28/2005                  16,363               24,078         24,176         18,212
  05/31/2005                  17,047               23,942         23,588         18,317
  08/31/2005                  18,037               24,640         25,567         18,983

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 8/31/05

1-Year 22.26%   5-Year -17.42%   Since Inception (11/7/95) 6.19%


                        14 | OPPENHEIMER ENTERPRISE FUND

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Enterprise Fund (Class N)

   S&P 500 Index

   Russell 3000 Growth Index

   Russell 2000 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Oppenheimer Enterprise                   Russell 2000   Russell 3000
                          Fund (Class A)       S&P 500 Index       Index      Growth Index
                      ----------------------   -------------   ------------   ------------
  03/01/2001                  10,000               10,000         10,000         10,000
  05/31/2001                   9,295               10,162         10,507          9,931
  08/31/2001                   8,399                9,203          9,949          8,694
  11/30/2001                   7,711                9,283          9,819          9,003
  02/28/2002                   6,708                9,049         10,034          8,472
  05/31/2002                   6,195                8,756         10,454          7,896
  08/31/2002                   5,000                7,548          8,413          6,745
  11/30/2002                   5,141                7,750          8,779          6,975
  02/28/2003                   4,752                6,998          7,817          6,297
  05/31/2003                   5,800                8,050          9,599          7,267
  08/31/2003                   6,432                8,458         10,860          7,783
  11/30/2003                   6,437                8,919         11,965          8,239
  02/29/2004                   6,702                9,692         12,852          8,749
  05/31/2004                   6,697                9,524         12,506          8,635
  08/31/2004                   6,302                9,426         12,093          8,186
  11/30/2004                   7,097               10,065         14,030          8,753
  02/28/2005                   7,063               10,367         14,077          8,877
  05/31/2005                   7,368               10,308         13,734          8,929
  08/31/2005                   7,802               10,609         14,887          9,253

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 8/31/05

1-Year 22.79%   5-Year N/A   Since Inception (3/1/01) -5.37%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE-INCEPTION RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                        15 | OPPENHEIMER ENTERPRISE FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Enterprise Fund (Class Y)

   S&P 500 Index

   Russell 3000 Growth Index

   Russell 2000 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      Oppenheimer Enterprise                   Russell 2000   Russell 3000
                          Fund (Class A)       S&P 500 Index       Index      Growth Index
                      ----------------------   -------------   ------------   ------------
  04/01/1999                  10,000               10,000         10,000         10,000
  05/31/1999                  10,115               10,142         11,055          9,787
  08/31/1999                  11,234               10,319         10,822         10,254
  11/30/1999                  15,649               10,889         11,517         11,411
  02/29/2000                  22,407               10,743         14,698         12,850
  05/31/2000                  13,570               11,204         12,151         12,197
  08/31/2000                  17,477               12,002         13,761         13,727
  11/30/2000                  10,165               10,429         11,450         10,076
  02/28/2001                   8,760                9,863         12,223          8,745
  05/31/2001                   8,222               10,022         12,842          8,684
  08/31/2001                   7,432                9,077         12,161          7,603
  11/30/2001                   6,839                9,155         12,002          7,873
  02/28/2002                   5,955                8,925         12,265          7,408
  05/31/2002                   5,511                8,636         12,778          6,905
  08/31/2002                   4,454                7,444         10,283          5,899
  11/30/2002                   4,578                7,644         10,730          6,100
  02/28/2003                   4,247                6,902          9,555          5,506
  05/31/2003                   5,190                7,939         11,732          6,355
  08/31/2003                   5,763                8,342         13,274          6,806
  11/30/2003                   5,777                8,797         14,624          7,205
  02/29/2004                   6,024                9,558         15,709          7,651
  05/31/2004                   6,034                9,394         15,286          7,551
  08/31/2004                   5,689                9,296         14,781          7,158
  11/30/2004                   6,415                9,927         15,738          7,655
  02/28/2005                   6,395               10,225         15,791          7,763
  05/31/2005                   6,681               10,167         15,407          7,808
  08/31/2005                   7,086               10,463         16,699          8,092

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES WITH SALES CHARGE OF THE FUND AT 8/31/05

1-Year 24.57%   5-Year -16.52%   Since Inception (4/1/99) -5.23%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE-INCEPTION RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                        16 | OPPENHEIMER ENTERPRISE FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 11/7/95. Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 11/7/95. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/7/95. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                        17 | OPPENHEIMER ENTERPRISE FUND

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Fund were first publicly offered on 4/1/99. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                        18 | OPPENHEIMER ENTERPRISE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended August 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the


                        19 | OPPENHEIMER ENTERPRISE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

"hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                      BEGINNING    ENDING       EXPENSES
                                      ACCOUNT      ACCOUNT      PAID DURING
                                      VALUE        VALUE        6 MONTHS ENDED
                                      (3/1/05)     (8/31/05)    AUGUST 31, 2005
--------------------------------------------------------------------------------
Class A Actual                        $ 1,000.00   $ 1,105.70   $ 7.56
--------------------------------------------------------------------------------
Class A Hypothetical                    1,000.00     1,018.05     7.25
--------------------------------------------------------------------------------
Class B Actual                          1,000.00     1,101.50    11.61
--------------------------------------------------------------------------------
Class B Hypothetical                    1,000.00     1,014.22    11.13
--------------------------------------------------------------------------------
Class C Actual                          1,000.00     1,102.30    11.56
--------------------------------------------------------------------------------
Class C Hypothetical                    1,000.00     1,014.27    11.08
--------------------------------------------------------------------------------
Class N Actual                          1,000.00     1,104.50     8.89
--------------------------------------------------------------------------------
Class N Hypothetical                    1,000.00     1,016.79     8.52
--------------------------------------------------------------------------------
Class Y Actual                          1,000.00     1,108.10     5.59
--------------------------------------------------------------------------------
Class Y Hypothetical                    1,000.00     1,019.91     5.36

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended August 31, 2005 are as follows:

CLASS             EXPENSE RATIOS
--------------------------------
Class A                1.42%
--------------------------------
Class B                2.18
--------------------------------
Class C                2.17
--------------------------------
Class N                1.67
--------------------------------
Class Y                1.05

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                        20 | OPPENHEIMER ENTERPRISE FUND

STATEMENT OF INVESTMENTS  August 31, 2005
--------------------------------------------------------------------------------

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--100.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--19.1%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.6%
Cheesecake Factory, Inc.
(The) 1                                                  54,000   $   1,710,180
--------------------------------------------------------------------------------
Life Time Fitness, Inc. 1                                57,000       1,909,500
--------------------------------------------------------------------------------
Scientific Games Corp.,
Cl. A 1                                                 101,000       3,044,140
                                                                  --------------
                                                                      6,663,820

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.1%
eBay, Inc. 1                                             50,000       2,024,500
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.9%
Brunswick Corp.                                          78,400       3,449,600
--------------------------------------------------------------------------------
MEDIA--3.5%
Univision Communications,
Inc., Cl. A 1                                            90,000       2,421,000
--------------------------------------------------------------------------------
Walt Disney Co. (The)                                   164,000       4,131,160
                                                                  --------------
                                                                      6,552,160

--------------------------------------------------------------------------------
SPECIALTY RETAIL--5.0%
Best Buy Co., Inc.                                      118,500       5,647,710
--------------------------------------------------------------------------------
Urban Outfitters, Inc. 1                                 65,900       3,667,994
                                                                  --------------
                                                                      9,315,704
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--4.0%
Coach, Inc. 1                                           110,400       3,664,176
--------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                  75,000       3,716,250
                                                                  --------------
                                                                      7,380,426

--------------------------------------------------------------------------------
CONSUMER STAPLES--2.1%
--------------------------------------------------------------------------------
BEVERAGES--2.1%
PepsiCo, Inc.                                            71,000       3,894,350
--------------------------------------------------------------------------------
ENERGY--6.8%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.9%
Halliburton Co.                                          55,300       3,426,941
--------------------------------------------------------------------------------
OIL & GAS--4.9%
Amerada Hess Corp.                                       37,000       4,702,700
--------------------------------------------------------------------------------
Apache Corp.                                             62,000       4,440,440
                                                                  --------------
                                                                      9,143,140

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
FINANCIALS--6.4%
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.1%
American Express Co.                                    102,000   $   5,634,480
--------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The)                                        34,000       3,780,120
                                                                  --------------
                                                                      9,414,600

--------------------------------------------------------------------------------
INSURANCE--1.3%
AMBAC Financial
Group, Inc.                                              35,700       2,448,306
--------------------------------------------------------------------------------
HEALTH CARE--20.3%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--8.4%
Amgen, Inc. 1                                            73,000       5,832,700
--------------------------------------------------------------------------------
Genentech, Inc. 1                                        34,500       3,240,930
--------------------------------------------------------------------------------
Genzyme Corp.
(General Division) 1                                     42,000       2,989,140
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                  41,000       1,763,000
--------------------------------------------------------------------------------
Martek Biosciences
Corp. 1                                                  34,900       1,779,900
                                                                  --------------
                                                                     15,605,670

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.5%
Bard (C.R.), Inc.                                        28,000       1,801,240
--------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                        39,200       1,784,384
--------------------------------------------------------------------------------
Immucor, Inc. 1                                          40,000         946,800
--------------------------------------------------------------------------------
Varian Medical
Systems, Inc. 1                                          98,400       3,918,288
                                                                  --------------
                                                                      8,450,712

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.4%
Coventry Health
Care, Inc. 1                                             43,000       3,440,000
--------------------------------------------------------------------------------
Lincare Holdings, Inc. 1                                 40,000       1,693,600
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                 51,000       2,626,500
--------------------------------------------------------------------------------
WellCare Health
Plans, Inc. 1                                            58,000       2,180,800
                                                                  --------------
                                                                      9,940,900

--------------------------------------------------------------------------------
PHARMACEUTICALS--2.0%
Allergan, Inc.                                           20,000       1,841,000
--------------------------------------------------------------------------------
Pfizer, Inc.                                             76,000       1,935,720
                                                                  --------------
                                                                      3,776,720


                        21 | OPPENHEIMER ENTERPRISE FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
INDUSTRIALS--8.5%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.0%
Rockwell Collins, Inc.                                   77,000   $   3,706,010
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.2%
Corporate Executive
Board Co.                                                24,500       1,978,865
--------------------------------------------------------------------------------
Stericycle, Inc. 1                                       36,000       2,092,680
                                                                  --------------
                                                                      4,071,545

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.2%
General Electric Co.                                    118,000       3,965,980
--------------------------------------------------------------------------------
MACHINERY--1.1%
Donaldson Co., Inc.                                      68,200       2,089,648
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.0%
Fastenal Co.                                             31,000       1,877,980
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--35.6%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--8.4%
Avaya, Inc. 1                                           267,000       2,723,400
--------------------------------------------------------------------------------
Cisco Systems, Inc. 1                                   175,500       3,092,310
--------------------------------------------------------------------------------
Comverse
Technology, Inc. 1                                      147,400       3,799,972
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                          148,000       5,877,080
                                                                  --------------
                                                                     15,492,762

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.3%
Dell, Inc. 1                                             91,000       3,239,600
--------------------------------------------------------------------------------
EMC Corp. 1                                             362,000       4,655,320
                                                                  --------------
                                                                      7,894,920

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--4.8%
Google, Inc., Cl. A 1                                    13,000       3,718,000
--------------------------------------------------------------------------------
VeriSign, Inc. 1                                         49,000       1,068,200
--------------------------------------------------------------------------------
Yahoo!, Inc. 1                                          125,000       4,167,500
                                                                  --------------
                                                                      8,953,700

--------------------------------------------------------------------------------
IT SERVICES--1.5%
Cognizant Technology
Solutions Corp. 1                                        61,000       2,777,330
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT--7.0%
Broadcom Corp., Cl. A 1                                 116,000       5,046,000
--------------------------------------------------------------------------------
Linear Technology Corp.                                  97,000       3,679,210

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT Continued
Texas Instruments, Inc.                                 130,600   $   4,268,008
                                                                  --------------
                                                                     12,993,218

--------------------------------------------------------------------------------
SOFTWARE--9.6%
Amdocs Ltd. 1                                           108,000       3,169,800
--------------------------------------------------------------------------------
Autodesk, Inc.                                          107,000       4,622,400
--------------------------------------------------------------------------------
Mercury Interactive
Corp. 1                                                  62,000       2,273,540
--------------------------------------------------------------------------------
Microsoft Corp.                                         219,000       6,000,600
--------------------------------------------------------------------------------
SAP AG, Sponsored ADR                                    43,000       1,834,810
                                                                  --------------
                                                                     17,901,150

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.2%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
SERVICES--1.2%
American Tower Corp. 1                                   95,810       2,284,110
                                                                  --------------
Total Common Stocks
(Cost $153,349,430)                                                 185,495,902

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
Multiplex, Inc., Cv.,
Series C 1,2,3
(Cost $3,999,998)                                       543,478           9,348

                                                      PRINCIPAL
                                                         AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.4%
--------------------------------------------------------------------------------
Undivided interest of 0.06% in joint
repurchase agreement (Principal
Amount/Value $1,184,643,000, with
a maturity value of $1,184,759,490)
with UBS Warburg LLC, 3.54%, dated
8/31/05, to be repurchased at
$660,065 on 9/1/05, collateralized by
Federal National Mortgage Assn., 6%,
4/1/35, with a value of $1,209,814,832
(Cost $660,000)                                       $ 660,000         660,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $158,009,428)                                       100.4%    186,165,250
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF
OTHER ASSETS                                               (0.4)       (672,776)
                                                      --------------------------
NET ASSETS                                                100.0%  $ 185,492,474
                                                      ==========================


                        22 | OPPENHEIMER ENTERPRISE FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of August 31, 2005 was $9,348, which represents 0.01% of the Fund's net assets, all of which is considered restricted. See Note 5 of Notes to Financial Statements.

3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended August 31, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of August 31, 2005 amounts to $9,348. Transactions during the period in which the issuer was an affiliate are as follows:

                                          SHARES       GROSS        GROSS            SHARES
                                 AUGUST 31, 2004   ADDITIONS   REDUCTIONS   AUGUST 31, 2005
-------------------------------------------------------------------------------------------
Axsun Technologies, Inc., Cv.,
Series C                                 514,139          --      514,139                --
Multiplex, Inc., Cv., Series C           543,478          --           --           543,478

                                                       VALUE     DIVIDEND          REALIZED
                                                  SEE NOTE 1       INCOME              LOSS
-------------------------------------------------------------------------------------------
Axsun Technologies, Inc., Cv., Series C           $       --     $     --       $ 5,691,519
Multiplex, Inc., Cv., Series C                         9,348           --                --
                                                  -----------------------------------------
                                                  $    9,348     $     --       $ 5,691,519
                                                  =========================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        23 | OPPENHEIMER ENTERPRISE FUND

STATEMENT OF ASSETS AND LIABILITIES  August 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value--see accompanying statement of
investments:
Unaffiliated companies (cost $154,009,430)                       $  186,155,902
Affiliated companies (cost $3,999,998)                                    9,348
                                                                 ---------------
                                                                    186,165,250
--------------------------------------------------------------------------------
Cash                                                                  1,250,578
--------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                      125,145
Interest and dividends                                                   90,285
Other                                                                    11,713
                                                                 ---------------
Total assets                                                        187,642,971

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                1,866,124
Trustees' compensation                                                   71,983
Distribution and service plan fees                                       71,397
Shareholder communications                                               63,683
Transfer and shareholder servicing agent fees                            55,240
Other                                                                    22,070
                                                                 ---------------
Total liabilities                                                     2,150,497

--------------------------------------------------------------------------------
NET ASSETS                                                       $  185,492,474
                                                                 ===============

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Paid-in capital                                                  $  508,649,138
--------------------------------------------------------------------------------
Accumulated net investment loss                                         (71,013)
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                       (351,241,473)
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                           28,155,822
                                                                 ---------------
NET ASSETS                                                       $  185,492,474
                                                                 ===============


                        24 | OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$121,097,278 and 8,637,234 shares of beneficial interest outstanding)          $14.02
Maximum offering price per share (net asset value plus sales charge of 5.75%
of offering price)                                                             $14.88
--------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$35,358,723 and 2,738,559 shares of beneficial interest outstanding)           $12.91
--------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$13,600,233 and 1,051,902 shares of beneficial interest outstanding)           $12.93
--------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$1,196,092 and 86,416 shares of beneficial interest outstanding)               $13.84
--------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $14,240,148 and 992,229 shares of beneficial interest
outstanding)                                                                   $14.35

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        25 | OPPENHEIMER ENTERPRISE FUND

STATEMENT OF OPERATIONS  For the Year Ended August 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $2,419)             $  2,056,332
--------------------------------------------------------------------------------
Interest                                                                 52,514
                                                                   -------------
Total investment income                                               2,108,846

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       1,376,470
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 271,075
Class B                                                                 416,415
Class C                                                                 134,083
Class N                                                                   5,237
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 619,525
Class B                                                                 176,515
Class C                                                                  78,329
Class N                                                                   7,113
Class Y                                                                  38,437
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  60,466
Class B                                                                  35,501
Class C                                                                   7,947
Class N                                                                     668
Class Y                                                                   1,112
--------------------------------------------------------------------------------
Custodian fees and expenses                                               1,214
--------------------------------------------------------------------------------
Other                                                                    38,255
                                                                   -------------
Total expenses                                                        3,268,362
Less reduction to custodian expenses                                       (320)
Less waivers and reimbursements of expenses                            (294,242)
                                                                   -------------
Net expenses                                                          2,973,800

--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                    (864,954)

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments:
   Unaffiliated companies                                            21,575,756
   Affiliated companies                                              (5,691,519)
                                                                   -------------
Net realized gain                                                    15,884,237
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                 23,895,338

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 38,914,621
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        26 | OPPENHEIMER ENTERPRISE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED AUGUST 31,                                                     2005             2004
------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------
Net investment loss                                               $   (864,954)  $   (2,602,893)
------------------------------------------------------------------------------------------------
Net realized gain                                                   15,884,237       33,150,760
------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                               23,895,338      (33,391,546)
                                                                  ------------------------------
Net increase (decrease) in net assets resulting from operations     38,914,621       (2,843,679)

------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                             (5,010,689)     (16,438,579)
Class B                                                            (19,223,491)     (15,321,229)
Class C                                                             (1,976,711)      (1,474,060)
Class N                                                                150,576          165,189
Class Y                                                             (3,205,423)      (8,254,492)

------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------
Total increase (decrease)                                            9,648,883      (44,166,850)
------------------------------------------------------------------------------------------------
Beginning of period                                                175,843,591      220,010,441
                                                                  ------------------------------
End of period (including accumulated net investment
loss of $71,013 and $78,723, respectively)                        $185,492,474   $  175,843,591
                                                                  ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        27 | OPPENHEIMER ENTERPRISE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A YEAR ENDED AUGUST 31,                         2005          2004        2003       2002       2001
------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  11.29      $  11.50    $   8.91   $  14.92   $  39.08
------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.04) 1,2     (.12) 1     (.06)      (.09)      (.18)
Net realized and unrealized gain (loss)               2.77          (.09) 1     2.65      (5.92)    (21.40)
                                                  ----------------------------------------------------------
Total from investment operations                      2.73          (.21)       2.59      (6.01)    (21.58)
------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                    --            --          --         --      (2.58)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  14.02      $  11.29    $  11.50   $   8.91   $  14.92
                                                  ==========================================================

------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                   24.18%        (1.83)%     29.07%    (40.28)%   (57.56)%
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $121,097      $101,934    $120,101   $103,105   $233,045
------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $113,233      $111,924    $100,922   $166,632   $357,113
------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                  (0.29)% 2     (1.07)%     (0.93)%    (1.09)%    (0.81)%
Total expenses                                        1.61%         1.66%       1.83%      1.95%      1.33%
Expenses after payments and waivers and
reduction to custodian expenses                       1.42%         1.44%       1.29%      1.60%       N/A 5
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 59%          123%        103%       150%       160%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.08 and 0.64%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        28 | OPPENHEIMER ENTERPRISE FUND

CLASS B YEAR ENDED AUGUST 31,                         2005          2004        2003       2002       2001
------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  10.48      $  10.76    $   8.40   $  14.17   $  37.57
------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.11) 1,2     (.20) 1     (.20)      (.41)      (.30)
Net realized and unrealized gain (loss)               2.54          (.08) 1     2.56      (5.36)    (20.52)
                                                  ----------------------------------------------------------
Total from investment operations                      2.43          (.28)       2.36      (5.77)    (20.82)
------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                    --            --          --         --      (2.58)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  12.91      $  10.48    $  10.76   $   8.40   $  14.17
                                                  ==========================================================

------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                   23.19%        (2.60)%     28.10%    (40.72)%   (57.87)%
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 35,359      $ 45,904    $ 62,170   $ 52,633   $125,772
------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 41,821      $ 54,878    $ 52,441   $ 86,628   $181,217
------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                  (0.96)% 2     (1.86)%     (1.69)%    (1.85)%    (1.58)%
Total expenses                                        2.27%         2.53%       2.79%      2.71%      2.10%
Expenses after payments and waivers and
reduction to custodian expenses                       2.18%         2.23%       2.05%      2.36%       N/A 5
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 59%          123%        103%       150%       160%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.08 and 0.64%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        29 | OPPENHEIMER ENTERPRISE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C YEAR ENDED AUGUST 31,                         2005          2004        2003       2002       2001
------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  10.49      $  10.77    $   8.41   $  14.19   $  37.61
------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.12) 1,2     (.20) 1     (.17)      (.37)      (.32)
Net realized and unrealized gain (loss)               2.56          (.08) 1     2.53      (5.41)    (20.52)
                                                  ----------------------------------------------------------
Total from investment operations                      2.44          (.28)       2.36      (5.78)    (20.84)
------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                    --            --          --         --      (2.58)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  12.93      $  10.49    $  10.77   $   8.41   $  14.19
                                                  ==========================================================

------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                   23.26%        (2.60)%     28.06%    (40.73)%   (57.86)%
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 13,600      $ 12,790    $ 14,594   $ 11,578   $ 25,468
------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 13,458      $ 13,979    $ 12,521   $ 18,550   $ 37,410
------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                  (1.03)% 2     (1.83)%     (1.70)%    (1.85)%    (1.57)%
Total expenses                                        2.41%         2.59%       2.80%      2.71%      2.10%
Expenses after payments and waivers and
reduction to custodian expenses                       2.18%         2.20%       2.06%      2.36%       N/A 5
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 59%          123%        103%       150%       160%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.08 and 0.64%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        30 | OPPENHEIMER ENTERPRISE FUND

CLASS N YEAR ENDED AUGUST 31,                         2005          2004        2003       2002       2001 1
------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  11.18      $  11.41    $   8.87   $  14.90   $  17.74
------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.08) 2,3     (.15) 2     (.13)      (.28)      (.01)
Net realized and unrealized gain (loss)               2.74          (.08) 2     2.67      (5.75)     (2.83)
                                                  ----------------------------------------------------------
Total from investment operations                      2.66          (.23)       2.54      (6.03)     (2.84)
------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                    --            --          --         --         --
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  13.84      $  11.18    $  11.41   $   8.87   $  14.90
                                                  ==========================================================

------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                   23.79%        (2.02)%     28.64%    (40.47)%   (16.01)%
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  1,196      $    839    $    685   $    456   $     83
------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  1,058      $    781    $    537   $    249   $     12
------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment loss                                  (0.66)% 3     (1.32)%     (1.24)%    (1.44)%    (0.94)%
Total expenses                                        2.00%         2.10%       2.09%      2.25%      1.75%
Expenses after payments and waivers and
reduction to custodian expenses                       1.68%         1.70%       1.60%      1.90%       N/A 6
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 59%          123%        103%       150%       160%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Net investment loss per share and the net investment loss ratio include $.08 and 0.64%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

6. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        31 | OPPENHEIMER ENTERPRISE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y  YEAR ENDED AUGUST 31,                                         2005          2004         2003       2002        2001
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $  11.52      $  11.67     $   9.02   $  15.05   $   39.32
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                            .01 1,2      (.07) 1      (.10)      (.10)       (.09)
Net realized and unrealized gain (loss)                                2.82          (.08) 1      2.75      (5.93)     (21.60)
                                                                   -------------------------------------------------------------
Total from investment operations                                       2.83          (.15)        2.65      (6.03)     (21.69)
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                                     --            --           --         --       (2.58)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $  14.35      $  11.52     $  11.67   $   9.02   $   15.05
                                                                   =============================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                    24.57%        (1.29)%      29.38%    (40.07)%    (57.48)%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                           $ 14,240      $ 14,376     $ 22,461   $ 16,020   $  25,450
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                  $ 14,157      $ 19,642     $ 16,675   $ 19,590   $  49,978
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                           0.10% 2      (0.62)%      (0.67)%    (0.70)%     (0.67)%
Total expenses                                                         1.05%         0.98%        1.72%      2.16%       1.36% 5
Expenses after payments and waivers and reduction to custodian
expenses                                                                N/A 6         N/A 6       1.03%      1.19%       1.20%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                  59%          123%         103%       150%        160%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment income per share and the net investment income ratio include $.08 and 0.64%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Added since August 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.

6. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        32 | OPPENHEIMER ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Enterprise Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities


                        33 | OPPENHEIMER ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such


                        34 | OPPENHEIMER ENTERPRISE FUND
class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                 NET UNREALIZED
                                                                   APPRECIATION
                                                               BASED ON COST OF
 UNDISTRIBUTED    UNDISTRIBUTED          ACCUMULATED       SECURITIES AND OTHER
 NET INVESTMENT       LONG-TERM                 LOSS    INVESTMENTS FOR FEDERAL
 INCOME                    GAIN   CARRYFORWARD 1,2,3        INCOME TAX PURPOSES
 ------------------------------------------------------------------------------
 $--                        $--         $351,162,938                $28,078,603

1. As of August 31, 2005, the Fund had $351,162,938 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of August 31, 2005, details of the capital loss carryforwards were as follows:

                          EXPIRING
                          ---------------------------
                          2009       $     14,520,519
                          2010            257,289,240
                          2011             79,353,179
                                     ----------------
                          Total      $    351,162,938
                                     ================

2. During the fiscal year ended August 31, 2005, the Fund utilized $15,837,193 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. During the fiscal year ended August 31, 2004, the Fund utilized $16,574,046 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for August 31, 2005. Net assets of the Fund were unaffected by the reclassifications.

                                            REDUCTION TO
                       REDUCTION TO      ACCUMULATED NET
                       PAID-IN CAPITAL   INVESTMENT LOSS
                       ---------------------------------
                       $872,664                 $872,664

No distributions were paid during the years ended August 31, 2005 and August 31, 2004.


                        35 | OPPENHEIMER ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                Federal tax cost of securities   $ 158,086,647
                                                 ==============

                Gross unrealized appreciation    $  36,953,342
                Gross unrealized depreciation       (8,874,739)
                                                 --------------
                Net unrealized appreciation      $  28,078,603
                                                 ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended August 31, 2005, the Fund's projected benefit obligations were decreased by $6,508 and payments of $4,038 were made to retired trustees, resulting in an accumulated liability of $61,229 as of August 31, 2005.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.


                        36 | OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

               YEAR ENDED AUGUST 31, 2005     YEAR ENDED AUGUST 31, 2004
                   SHARES          AMOUNT       SHARES            AMOUNT
-------------------------------------------------------------------------
CLASS A
Sold            2,612,694   $  33,590,367    2,293,436   $    26,926,960
Redeemed       (3,001,115)    (38,601,056)  (3,712,460)      (43,365,539)
               ----------------------------------------------------------
Net decrease     (388,421)  $  (5,010,689)  (1,419,024)  $   (16,438,579)
               ==========================================================

-------------------------------------------------------------------------
CLASS B
Sold              461,518   $   5,482,893      668,395   $     7,283,657
Redeemed       (2,102,913)    (24,706,384)  (2,068,855)      (22,604,886)
               ----------------------------------------------------------
Net decrease   (1,641,395)  $ (19,223,491)  (1,400,460)  $   (15,321,229)
               ==========================================================

-------------------------------------------------------------------------
CLASS C
Sold              206,244   $   2,454,142      280,027   $     3,055,473
Redeemed         (373,116)     (4,430,853)    (416,728)       (4,529,533)
               ----------------------------------------------------------
Net decrease     (166,872)  $  (1,976,711)    (136,701)  $    (1,474,060)
               ==========================================================

-------------------------------------------------------------------------
CLASS N
Sold               35,566   $     453,829       41,224   $       468,639
Redeemed          (24,213)       (303,253)     (26,171)         (303,450)
               ----------------------------------------------------------
Net increase       11,353   $     150,576       15,053   $       165,189
               ==========================================================


                        37 | OPPENHEIMER ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

               YEAR ENDED AUGUST 31, 2005     YEAR ENDED AUGUST 31, 2004
                  SHARES           AMOUNT        SHARES           AMOUNT
-------------------------------------------------------------------------
CLASS Y
Sold             384,526     $  5,169,594       631,010     $  7,496,024
Redeemed        (640,386)      (8,375,017)   (1,306,902)     (15,750,516)
               ----------------------------------------------------------
Net decrease    (255,860)    $ (3,205,423)     (675,892)    $ (8,254,492)
               ==========================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended August 31, 2005, were as follows:

                                        PURCHASES          SALES
              --------------------------------------------------
              Investment securities  $105,737,885   $130,702,524

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, and 0.58% of average annual net assets over $1.5 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended August 31, 2005, the Fund paid $624,132 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.


                        38 | OPPENHEIMER ENTERPRISE FUND

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at August 31, 2005 for Class B, Class C and Class N shares were $983,004, $358,698 and $11,322, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                        CLASS A         CLASS B         CLASS C         CLASS N
                        CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                      FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                  SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                    RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED          DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-----------------------------------------------------------------------------------------------
August 31, 2005        $ 62,821         $ 8,702       $ 100,671         $ 3,245         $ 2,350

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended August 31, 2005, OFS waived $221,006, $38,649, $31,219 and $3,368 for Class A, Class B, Class C and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID OR RESTRICTED SECURITIES

As of August 31, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically)


                        39 | OPPENHEIMER ENTERPRISE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. ILLIQUID OR RESTRICTED SECURITIES Continued

in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                 ACQUISITION                 VALUATION AS OF     UNREALIZED
SECURITY                                DATE         COST    AUGUST 31, 2005   DEPRECIATION
-------------------------------------------------------------------------------------------
Multiplex, Inc., Cv., Series C        2/9/01   $3,999,998             $9,348     $3,990,650

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                        40 | OPPENHEIMER ENTERPRISE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER ENTERPRISE FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Enterprise Fund, including the statement of investments, as of August 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Enterprise Fund as of August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
October 17, 2005


                        41 | OPPENHEIMER ENTERPRISE FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                        42 | OPPENHEIMER ENTERPRISE FUND

REPORT OF SHAREHOLDER MEETING  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
On August 17, 2005, a joint special meeting of shareholders was held at which the eleven Trustees identified below were elected (Proposal No. 1) and changes in, or the addition or elimination of, certain fundamental investment policies were approved (Proposal No. 2) as described in the Fund's proxy statement for that meeting. The following is a report of the votes cast:
--------------------------------------------------------------------------------
PROPOSAL NO.1

NOMINEE                     FOR                 WITHHELD        TOTAL
--------------------------------------------------------------------------------
TRUSTEES
Matthew P. Fink             8,057,680.178       160,113.629     8,217,793.807
Robert G. Galli             8,050,399.114       167,394.693     8,217,793.807
Phillip A. Griffiths        8,053,799.570       163,994.237     8,217,793.807
Mary F. Miller              8,051,466.480       166,327.327     8,217,793.807
Joel W. Motley              8,056,043.160       161,750.647     8,217,793.807
John V. Murphy              8,057,400.450       160,393.357     8,217,793.807
Kenneth A. Randall          8,042,518.496       175,275.311     8,217,793.807
Russell S. Reynolds, Jr.    8,046,058.711       171,735.096     8,217,793.807
Joseph M. Wikler            8,055,427.700       162,366.107     8,217,793.807
Peter I. Wold               8,054,763.929       163,029.878     8,217,793.807
Clayton K. Yeutter          8,046,371.286       171,422.521     8,217,793.807
--------------------------------------------------------------------------------

PROPOSAL NO. 2: TO APPROVE A MODIFICATION TO THE FUND'S FUNDAMENTAL INVESTMENT
OBJECTIVE

                                                        BROKER
        FOR             AGAINST         ABSTAIN         NON-VOTES       TOTAL
--------------------------------------------------------------------------------
2A: Borrowing
        6,421,356.242   353,825.817     319,852.748     1,122,759.000   8,217,793.807
2B: Concentration of Investments
        6,496,107.636   276,186.020     322,741.151     1,122,759.000   8,217,793.807
2C: Diversification of Investments
        6,593,337.949   189,470.797     312,226.061     1,122,759.000   8,217,793.807
2E: Investing to Exercise Control
        6,513,683.666   261,045.419     320,305.722     1,122,759.000   8,217,793.807
2F: Investing in Issuers Whose Shares are Owned by the Fund's Trustees and
Officers
        6,369,511.093   399,754.041     325,769.673     1,122,759.000   8,217,793.807
2G: Investing in Other Investment Companies
        6,516,400.145   280,172.965     298,461.697     1,122,759.000   8,217,793.807
2H: Lending
        6,434,353.316   346,853.503     313,827.988     1,122,759.000   8,217,793.807
2I: Margin and Short Sales
        6,415,082.474   353,621.762     326,330.571     1,122,759.000   8,217,793.807
2J: Pledging, Mortgaging or Hypothecating of Assets
        6,515,329.008   378,433.217     201,272.582     1,122,759.000   8,217,793.807
2K: Real Estate and Commodities
        6,572,019.389   220,764.903     302,250.515     1,122,759.000   8,217,793.807
2L: Senior Securities
        6,600,874.115   179,997.814     314,162.878     1,122,759.000   8,217,793.807


                        43 | OPPENHEIMER ENTERPRISE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                        44 | OPPENHEIMER ENTERPRISE FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers and the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that were available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board was aware that there are alternatives to retaining the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Alan Gilston and the Manager's Equity investment team and analysts. Mr. Gilston has been primarily responsible for the day-to-day management of the Fund's portfolio since June, 2004. Mr. Gilston has been Vice President of the Fund since 2004 and Vice President of the Manager since 1997. He has had over 24 years of experience managing equity investments.


                        45 | OPPENHEIMER ENTERPRISE FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other multi-cap growth funds advised by other investment advisers. The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board considered that the Fund's one-year, three-year and five-year performance were disappointing.

      MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other multi-cap growth funds and other funds with comparable asset levels and distribution features. The Board considered that the Fund's management fees and total expenses were lower than its peer group average. In addition, the Board evaluated the comparability of the fees charged and the services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board considered that the Fund has not experienced recent asset growth and that, based on current asset levels, the Fund is not yet approaching its last management fee breakpoint.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.


                        46 | OPPENHEIMER ENTERPRISE FUND

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                        47 | OPPENHEIMER ENTERPRISE FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE      HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER, NEW
TRUSTEES                          YORK, NY 10281-1008. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,               Director of American Commercial Lines (barge company) (since January 2005); Attorney
Chairman of the Board             at Hogan & Hartson (law firm) (since June 1993); Director of Danielson Holding Corp.
of Trustees (since 2003);         (waste-to-energy company) (since 2002); Director of Weyer-haeuser Corp. (1999-April
Trustee (since 1993)              2004); Director of Caterpillar, Inc. (1993-December 2002); Director of ConAgra Foods
Age: 74                           (1993-2001); Director of Texas Instruments (1993-2001); Director of FMC Corporation
                                  (1993-2001). Oversees 38 portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,                  Trustee of the Committee for Economic Development (policy research foundation)
Trustee (since 2005)              (since 2005); Director of ICI Education Foundation (education foundation) (since
Age: 64                           October 1991); President of the Investment Company Institute (trade association)
                                  (1991-2004); Director of ICI Mutual Insurance Company (insurance company)
                                  (1991-2004). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                  A trustee or director of other Oppenheimer funds. Oversees 48 portfolios in the
Trustee (since 1993)              OppenheimerFunds complex.
Age: 72

PHILLIP A. GRIFFITHS,             Director of GSI Lumonics Inc. (precision medical equipment supplier) (since 2001);
Trustee (since 1999)              Trustee of Woodward Academy (since 1983); Senior Advisor of The Andrew W. Mellon
Age: 67                           Foundation (since 2001); Member of the National Academy of Sciences (since 1979);
                                  Member of the American Philosophical Society (since 1996); Council on Foreign
                                  Relations (since 2002); Director of the Institute for Advanced Study (1991-2004);
                                  Director of Bankers Trust New York Corporation (1994-1999). Oversees 38 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                   Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998);
Trustee (since 2004)              and Senior Vice President and General Auditor of American Express Company (financial
Age: 62                           services company) (July 1998-February 2003). Oversees 38 portfolios in the
                                  OppenheimerFunds complex.

JOEL W. MOTLEY,                   Director of Columbia Equity Financial Corp. (privately-held financial adviser)
Trustee (since 2002)              (since 2002); Managing Director of Carmona Motley, Inc. (privately-held financial
Age: 53                           adviser) (since January 2002); Managing Director of Carmona Motley Hoffman Inc.
                                  (privately-held financial adviser) (January 1998-December 2001). Oversees 38 portfolios in the OppenheimerFunds complex.

KENNETH A. RANDALL,               Director of Dominion Resources, Inc. (electric utility holding company) (since
Trustee (since 1985)              February 1972); Former Director of Prime Retail, Inc. (real estate investment
Age: 78                           trust), Dominion Energy Inc. (electric power and oil & gas producer), Lumbermens
                                  Mutual Casualty Company, American Motorists Insurance Company and American
                                  Manufacturers Mutual Insurance Company; Former President and Chief Executive Officer
                                  of The Conference Board, Inc. (international economic and business research).
                                  Oversees 38 portfolios in the OppenheimerFunds complex.


                        48 | OPPENHEIMER ENTERPRISE FUND

RUSSELL S. REYNOLDS, JR.,         Chairman of The Directorship Search Group, Inc. (corporate governance consulting
Trustee (since 1989)              and executive recruiting) (since 1993); Life Trustee of International House
Age: 73                           (non-profit educational organization); Former Trustee of The Historical Society of the Town of Greenwich. Oversees 38 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                 Director of the following medical device companies: Medintec (since 1992) and Cathco
Trustee (since 2005)              (since 1996); Director of Lakes Environmental Association (since 1996); Member of
Age: 64                           the Investment Committee of the Associated Jewish Charities of Baltimore (since
                                  1994); Director of Fortis/Hartford mutual funds (1994-December 2001). Oversees 39 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                    President of Wold Oil Properties, Inc. (oil and gas exploration and production
Trustee (since 2005)              company) (since 1994); Vice President, Secretary and Treasurer of Wold Trona
Age: 57                           Company, Inc. (soda ash processing and production) (since 1996); Vice President of
                                  Wold Talc Company, Inc. (talc mining) (since 1999); Managing Member of
                                  Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the
                                  Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and Director
                                  of PacifiCorp. (electric utility) (1995-1999). Oversees 39 portfolios in the
                                  OppenheimerFunds complex.

----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                       FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE
                                  TERM AND AS AN OFFICER FOR AN ANNUAL TERM, OR UNTIL HIS RESIGNATION, RETIREMENT,
                                  DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH
                                  OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director (since June 2001) and President
President and Principal           (since September 2000) of the Manager; President and Director or Trustee of other
Executive Officer                 Oppenheimer funds; President and Director of Oppenheimer Acquisition Corp. ("OAC")
(since 2001)                      (the Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc.
and Trustee                       (holding company subsidiary of the Manager) (since July 2001); Director of
(since 2001)                      OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (since November
Age: 56                           2001); Chairman and Director of Shareholder Services, Inc. and of Shareholder
                                  Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July
                                  2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management,
                                  Inc., Centennial Asset Management Corporation, Trinity Investment Management
                                  Corporation and Tremont Capital Management, Inc. (since November 2001), HarbourView
                                  Asset Management Corporation and OFI Private Investments, Inc. (since July 2001);
                                  President (since November 2001) and Director (since July 2001) of Oppenheimer Real
                                  Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life
                                  Insurance Company (OAC's parent company) (since February 1997); Director of DLB
                                  Acquisition Corporation (holding company parent of Babson Capital Management LLC)
                                  (since June 1995); Member of the Investment Company Institute's Board of Governors
                                  (since October 3, 2003); Chief Operating Officer of the Manager (September 2000-June
                                  2001); President and Trustee of MML Series Investment Fund and MassMutual Select
                                  Funds (open-end investment companies) (November 1999-November 2001); Director of
                                  C.M. Life Insurance Company (September 1999-August 2000); President, Chief Executive
                                  Officer and Director of MML Bay State Life Insurance Company (September 1999-August
                                  2000); Director of Emerald Isle Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998).


                        49 | OPPENHEIMER ENTERPRISE FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JOHN V. MURPHY,                   Oversees 77 portfolios as a Trustee or Director and 10 additional portfolios as an
Continued                         officer in the OppenheimerFunds complex.

----------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                    THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MR. GILSTON AND
OF THE FUND                       MR. ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY
                                  10281-1008, AND FOR MR. WIXTED AND MR. VANDEHEY, 6803 S. TUCSON WAY, CENTENNIAL, CO
                                  80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER RESIGNATION,
                                  RETIREMENT, DEATH OR REMOVAL.

ALAN GILSTON,                     Vice President of the Manager since September 1997; an officer of 1 portfolio in
Vice President                    the OppenheimerFunds complex.
(since 2004)
Age: 47

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager (since March
Vice President and                2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
Chief Compliance Officer          Management Corporation and Shareholder Services, Inc. (since June 1983); Vice
(since 2004)                      President and Director of Internal Audit of the Manager (1997-February 2004). An
Age: 55                           officer of 87 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of
Treasurer and                     the following: HarbourView Asset Management Corporation, Shareholder Financial
Principal Financial and           Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
Accounting Officer                Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI
(since 1999)                      Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd.
Age: 46                           and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc.
                                  (since November 2000), and OppenheimerFunds Legacy Program (since June 2003);
                                  Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following:
                                  OAC (since March 1999), Centennial Asset Management Corporation (March 1999-October
                                  2003) and OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and
                                  Chief Operating Officer of Bankers Trust Company-Mutual Fund Services Division
                                  (March 1995-March 1999). An officer of 87 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since March
Secretary (since 2001)            2002) of the Manager; General Counsel and Director of the Distributor (since
Age: 57                           December 2001); General Counsel of Centennial Asset Management Corporation (since
                                  December 2001); Senior Vice President and General Counsel of HarbourView Asset
                                  Management Corporation (since December 2001); Secretary and General Counsel of OAC
                                  (since November 2001); Assistant Secretary (since September 1997) and Director
                                  (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds
                                  plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since
                                  December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November
                                  2001); Senior Vice President, General Counsel and Director of Shareholder Financial
                                  Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice
                                  President, General Counsel and Director of OFI Private Investments, Inc. and OFI
                                  Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy
                                  Program (since June 2003); Senior Vice President and General Counsel of OFI
                                  Institutional Asset Management, Inc. (since November 2001); Director of
                                  OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice President (May
                                  1985-December 2003), Acting General Counsel (November 2001-February 2002) and
                                  Associate General


                        50 | OPPENHEIMER ENTERPRISE FUND

ROBERT G. ZACK,                   Counsel (May 1981-October 2001) of the Manager; Assistant Secretary of the
Continued                         following: Shareholder Services, Inc. (May 1985-November 2001), Shareholder
                                  Financial Services, Inc. (November 1989-November 2001), and OppenheimerFunds
                                  International Ltd. (September 1997-November 2001). An officer of 87 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                        51 | OPPENHEIMER ENTERPRISE FUND

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

7ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $13,000 in fiscal 2005 and $13,000 in fiscal 2004.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $132,059 in fiscal 2005 and $39,500 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: internal control reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $5,000 in fiscal 2005 and $6,000 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: Preparation of Form 5500 and tax consultations on pass through of foreign withholding taxes and mortgage dollar roll transactions.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $137,059 in fiscal 2005 and $45,500 in fiscal 2004 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of August 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Enterprise Fund


By:    /s/ John V. Murphy
       ------------------
       John V. Murphy

       Principal Executive Officer

Date:  October 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ John V. Murphy
       ------------------
       John V. Murphy

       Principal Executive Officer

Date:  October 17, 2005


By:    /s/ Brian W. Wixted
       -------------------
       Brian W. Wixted

       Principal Financial Officer

Date:  October 17, 2005